Acquisitions and Dispositions (Schedule Of Significant Non Cash And Capital Expenditure) (Detail) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Significant noncash items
Accrued capital expenditures	[1],[2],[3]	$ 378	$ 197
Dominion Energy Gas Holdings L L C [Member]
Significant noncash items
Accrued capital expenditures	[2]	19	72
Dominion Energy Gas Holdings L L C [Member] | East Ohio [Member]
Business Acquisition And Dispositions [Line Items]
Capital expenditures		267	246
Significant noncash items
Charge related to a voluntary retirement program		20
Accrued capital expenditures		10	6
Dominion Energy Gas Holdings L L C [Member] | DGP [Member]
Business Acquisition And Dispositions [Line Items]
Capital expenditures		$ 10	$ 4

[1]	See Note 17 for noncash financing activities related to the acquisition of the public interest in Dominion Energy Midstream, the remarketing of RSNs and the issuance of stock purchase contracts associated with the 2019 Equity Units.
[2]	See Note 2 for noncash investing and financing activities related to the adoption of a new accounting standard for leasing arrangements.
[3]	See Note 3 for noncash investing and financing activities related to the SCANA Combination.